Income Taxes - Schedule of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (2,115,924)	$ (1,389,411)	$ (1,226,922)
Items not deductible for tax purposes	706,127	378,391	124,866
Difference in tax rate in other jurisdictions	(107,357)	(68,861)	(63,785)
Effect of change in tax rates	0	(31)	180,534
Expiry of loss carryforwards		40,079	57,656
Unrecognized (recognized) loss carryforwards	1,517,154	1,039,833	927,651
Deferred income tax expense (recovery)	$ 0	$ 0	$ 0